Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 28, 2013
Components of Property, Plant and Equipment

Property, plant and equipment, net consist of the following as of year-end 2013 and 2012:

	2013	2012
Land (mineral bearing) and asset retirement costs	$107,007	$106,135
Land (non-mineral bearing)	81,331	69,560
Buildings and improvements	77,535	78,168
Plants, machinery and equipment	680,942	623,949
Truck and auto fleet	19,165	19,399
Landfill airspace and improvements	46,841	46,841
Construction in progress	29,560	20,734
Other	1,779	5,134

Property, plant and equipment	1,044,160	969,920
Less accumulated depreciation, depletion and amortization	(212,382)	(156,313)

Property, plant and equipment, net	$831,778	$813,607

Continental Cement Company, L.L.C. [Member]
Components of Property, Plant and Equipment

Property, plant and equipment, net consist of the following as of year-end 2013 and 2012:

	2013	2012
Land (non-mineral bearing)	$4,605	$4,605
Land (mineral bearing) and asset retirement costs	16,524	15,449
Buildings and improvements	40,795	40,681
Plants, machinery and equipment	247,681	231,454
Mobile equipment and barges	8,060	7,859
Construction in progress	23,394	15,301
Other	1,845	1,373

Property, plant and equipment	342,904	316,722
Less accumulated depreciation, depletion and amortization	(36,700)	(25,056)

Property, plant and equipment, net	$306,204	$291,666